Summary of Significant Accounting Policies - Product warranties (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies
Product warranty term	12 months
Accrued warranty at beginning of the year		¥ 233,366
Warranty cost incurred	¥ (35,128)	(15,069)
Provision for warranty	482,742	385,730
Accrued warranty at end of the year	¥ 1,289,959	¥ 604,027